Share-based payments	12 Months Ended
Mar. 31, 2023
Disclosure Of Share based Payment Arrangement [Abstract]
Share-based payments
28.

 Share-based payments

Dr. Reddy’s Employees Stock Option Scheme, 2002 (the “DRL 2002 Plan”):

The Company instituted the DRL 2002 Plan for all eligible employees pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on September 24, 2001. The DRL 2002 Plan covers all employees and directors (excluding promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Committee”) administers the DRL 2002 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2002 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2002 Plan, as amended at annual general meetings of shareholders held on July 28, 2004 and on July 27, 2005, provides for stock option grants in two categories:

Category A
: 300,000 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,995,478 stock options out of the total of 2,295,478 options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Under the DRL 2002 Plan, the exercise price of the fair market value options granted under Category A above is determined based on the average closing price for 30 days prior to the grant in the stock exchange where there is highest trading volume during that period. Notwithstanding the foregoing, the Committee may, after obtaining the approval of the shareholders in the annual general meeting, grant options with a per share exercise price other than fair market value and par value of the equity shares.

After the stock split effected in the form of a stock dividend issued by the Company in August 2006, the DRL 2002 Plan provides for stock option grants in the above two categories as follows:

Particulars	Number of options reserved under category A	Number of options reserved under category B	Total
Options reserved under original Plan	300,000	1,995,478	2,295,478
Options exercised prior to stock dividend date (A)	94,061	147,793	241,854
Balance of shares that can be allotted on exercise of options (B)	205,939	1,847,685	2,053,624
Options arising from stock dividend (C)	205,939	1,847,685	2,053,624
Options reserved after stock dividend (A+B+C)	505,939	3,843,163	4,349,102

The term of the DRL 2002 plan was extended for a period of 10 years effective as of January 29, 2012 by the shareholders at the Company’s Annual General Meeting held on July 20, 2012.

Stock option activity under the DRL 2002 Plan for the two categories of options during the years ended March 31, 2023 and 2022 is as follows:

Category A — Fair Market Value Options:
There was no stock activity under this category
during the years ended March 31, 2023 and 2022,
and there were no stock options outstanding under this category as of March 31, 2023 and 2022.

Category B — Par Value Options:
Stock options activity
under this category
during the years ended March 31, 2023 and 2022 was as set forth in the below table.

	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	207,175	Rs.	5.00	Rs.	5.00	74
Granted during the year	-		-		-	-
Expired/forfeited during the year	(14,476)		5.00		5.00	-
Exercised during the year	(40,363)		5.00		5.00	-
Outstanding at the end of the year	152,336	Rs.	5.00	Rs.	5.00	65
Exercisable at the end of the year	27,094	Rs.	5.00	Rs.	5.00	41

	For the Year Ended March 31, 2022
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	217,253	Rs.	5.00	Rs.	5.00	69
Granted during the year	106,870		5.00		5.00	91
Expired/forfeited during the year	(30,322)		5.00		5.00	-
Exercised during the year	(86,626)		5.00		5.00	-
Outstanding at the end of the year	207,175	Rs.	5.00	Rs.	5.00	74
Exercisable at the end of the year	21,235	Rs.	5.00	Rs.	5.00	43

The weighted average grant date fair value of options granted during the year ended March 31, 2022 was Rs.4,985 per option. The weighted average share price on the date of exercise of options during the years ended March 31, 2023 and 2022 was Rs.4,246 and Rs.4,948 per share, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2023 and 2022 was Rs.171 and Rs.428, respectively. As of March 31, 2023, options outstanding had an aggregate intrinsic value of Rs.703 and options exercisable had an aggregate intrinsic value of Rs.125.

Dr. Reddy’s Employees ADR Stock Option Scheme, 2007 (the “DRL 2007 Plan”)

The Company instituted the DRL 2007 Plan for all eligible employees in pursuance of the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2005. The DRL 2007 Plan became effective upon its approval by the Board of Directors on January 22, 2007. The DRL 2007 Plan covers all employees and directors (excluding promoter directors) of DRL and its subsidiaries (collectively, “eligible employees”). The Committee administers the DRL 2007 Plan and grants stock options to eligible employees. The Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2007 Plan vest in periods ranging between one and four years and generally have a maximum contractual term of five years.

The DRL 2007 Plan provides for option grants in two categories:

Category A
: 382,695 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the fair market value of the underlying equity shares on the date of grant; and

Category B
: 1,148,084 stock options out of the total of 1,530,779 stock options reserved for grant having an exercise price equal to the par value of the underlying equity shares (i.e., Rs.5 per option).

Stock options activity under the DRL 2007 Plan for the above two categories of options during the years ended March 31, 2023 and 2022 was as follows:

	For the Year Ended March 31, 2023
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	266,214	Rs.1,982.00 to Rs.5,301.00	Rs.	2,823.04	56
Granted during the year	94,302	3,905.80		3,905.80	96
Expired/forfeited during the year	-	-		-	-
Exercised during the year	(4,335)	2,607.00 to 3,679.00		2,948.77	-
Outstanding at the end of the year	356,181	Rs.1,982.00 to Rs.5,301.00		3,108.24	54
Exercisable at the end of the year	198,181	Rs.1,982.00 to Rs.5,301.00	Rs.	2,574.27	36

	For the Year Ended March 31, 2022
Category A — Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	270,340	Rs.1,982.00 to Rs.3,679.00	Rs.	2,791.65	67
Granted during the year	5,144	5,301.00		5,301.00	90
Expired/forfeited during the year	(3,150)	3,679.00		3,679.00	-
Exercised during the year	(6,120)	2,607.00 to 3,679.00		3,078.55	-
Outstanding at the end of the year	266,214	Rs.1,982.00 to Rs.5,301.00		2,823.04	56
Exercisable at the end of the year	132,845	Rs.1,982.00 to Rs.3,679.00	Rs.	2,457.33	41

The weighted average grant date fair value of options granted during the years ended March 31, 2023 and 2022 was Rs.1,497 and Rs.1,841 per option, respectively. The weighted average share prices on the date of exercise of options during the years ended March 31, 2023 and 2022 was Rs.4,302 and Rs.4,967 per share, respectively.

The aggregate intrinsic value of options exercised during the year ended March 31, 2023 and 2022 was Rs.6 and Rs.12
, respectively
.
As of March 31, 2023, options outstanding had an aggregate intrinsic value of Rs.539 and options exercisable had an aggregate intrinsic value of Rs.300.

	For the Year Ended March 31, 2023
Category B — Par Value Options	Shares arising out of options		Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	147,015		Rs.	5.00	Rs.	5.00	68
Granted during the year	51,270			5.00		5.00	95
Expired/forfeited during the year	(40,060	) *		5.00		5.00	-
Exercised during the year	(57,329)			5.00		5.00	-
Outstanding at the end of the year	100,896		Rs.	5.00	Rs.	5.00	68
Exercisable at the end of the year	12,467		Rs.	5.00	Rs.	5.00	39

* Pursuant to approval by the Nomination, Governance and Compensation Committee, 37,268 granted options were cancelled on October 27, 2022.

	For the Year Ended March 31, 2022
Category B — Par Value Options	Shares arising out of options	Range of exercise prices		Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	141,999	Rs.	5.00	Rs.	5.00	71
Granted during the year	55,884		5.00		5.00	90
Expired/forfeited during the year	(18,996)		5.00		5.00	-
Exercised during the year	(31,872)		5.00		5.00	-
Outstanding at the end of the year	147,015	Rs.	5.00	Rs.	5.00	68
Exercisable at the end of the year	27,929	Rs.	5.00	Rs.	5.00	40

The weighted average grant date fair value of options granted during the years ended March 31, 2023 and 2022 was Rs.4,224 and Rs.5,235, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2023 and 2022 was Rs.4,331 and Rs.4,975, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2023 and 2022 was Rs.248 and Rs.158, respectively. As of March 31, 2023, options outstanding had an aggregate intrinsic value of Rs.466 and options exercisable had an aggregate intrinsic value of Rs.58.

Dr. Reddy’s Employees Stock Option Scheme, 2018 (the “DRL 2018 Plan”)

The Company instituted the DRL 2018 Plan for all eligible employees pursuant to the special resolution approved by the shareholders at the Annual General Meeting held on July 27, 2018. The DRL 2018 Plan covers all employees and directors (excluding independent and promoter directors) of the parent company and its subsidiaries (collectively, “eligible employees”). Upon the exercise of options granted under the DRL 2018 Plan, the applicable equity shares may be issued directly by the Company to the eligible employee or may be transferred from the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) to the eligible employee. The ESOS Trust may acquire such equity shares through primary issuances by the Company and/or by way of secondary market acquisitions funded through loans from the Company. The Nomination, Governance and Compensation Committee of the Board of the parent company (the “Compensation Committee”) administers the DRL 2018 Plan and grants stock options to eligible employees, but may delegate functions and powers relating to the administration of the DRL 2018 Plan to the ESOS Trust. The Compensation Committee determines which eligible employees will receive the options, the number of options to be granted, the exercise price, the vesting period and the exercise period. The vesting period is determined for all options issued on the date of grant. The options issued under the DRL 2018 Plan vest in periods ranging between the end of one and five years, and generally have a maximum contractual term of five years.

The DRL 2018 Plan provides for option grants having an exercise price equal to the fair market value of the underlying equity shares on the date of grant as follows:

Particulars	Number of securities to be acquired from secondary market	Number of securities to be issued by the Company	Total
Options reserved against equity shares	2,500,000	1,500,000	4,000,000
Options reserved against ADRs	-	1,000,000	1,000,000
Total	2,500,000	2,500,000	5,000,000

During the year ended March 31, 2023, an aggregate of
48,032
equity shares representing unappropriated inventory of shares that are not backed by grants, acquired through secondary market acquisitions were sold for an aggregate consideration of Rs. 211 in the secondary market pursuant to requirements under Chapter II Regulation 3(12) of the SEBI (share based employee benefits and sweat equity) Regulations, 2021.

The outstanding shares purchased from secondary market as of March 31, 2023 and 2022, are 371,144 and 468,471 shares for an aggregate consideration of Rs.1,269 and Rs.1,601, respectively.

Stock option activity under the DRL 2018 Plan during the years ended March 31, 2023 and 2022 was as follows:

	For the Year Ended March 31, 2023
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	251,035	Rs.2,607.00 to Rs.5,301.00	Rs.	3,170.57	64
Granted during the year	189,289	3,905.80 to 4,338.00		3,931.91	95
Expired/forfeited during the year	(24,152)	2,607.00 to 5,310.00		3,510.83	-
Exercised during the year	(49,295)	2,607.00 to 3,679.00		2,918.78	-
Outstanding at the end of the year	366,877	Rs.2,607.00 to Rs.5,301.00	Rs.	3,574.91	69
Exercisable at the end of the year	104,920	Rs.2,607.00 to Rs.5,301.00	Rs.	3,002.16	43

	For the Year Ended March 31, 2022
Fair Market Value Options	Shares arising out of options	Range of exercise prices	Weighted average exercise price		Weighted average remaining useful life (months)
Outstanding at the beginning of the year	385,930	Rs.2,607.00 to Rs.3,679.00	Rs.	3,056.51	71
Granted during the year	8,856	4,662.70 to 5,301.00		5,289.76	90
Expired/forfeited during the year	(37,021)	2,607.00 to 5,310.00		3,157.39	-
Exercised during the year	(106,730)	2,607.00 to 3,679.00		2,938.55	-
Outstanding at the end of the year	251,035	Rs.2,607.00 to Rs.5,301.00	Rs.	3,170.57	64
Exercisable at the end of the year	68,130	Rs.2,607.00 to Rs.3,679.00	Rs.	2,859.13	47

The weighted average grant date fair value of options granted during the years ended March 31, 2023 and 2022 was Rs.1,492 and Rs.1,848 per option, respectively. The weighted average share price on the date of exercise of options during the years ended March 31, 2023 and 2022 was Rs.4,388 and Rs.4,922 per share, respectively.

The aggregate intrinsic value of options exercised during the years ended March 31, 2023 and 2022 was Rs.72 and Rs.212, respectively. As of March 31, 2023, options outstanding had an aggregate intrinsic value of Rs.384 and options exercisable had an aggregate intrinsic value of Rs.110.

Valuation of stock options:

The fair value of services received in return for stock options granted to employees is measured by reference to the fair value of stock options granted. The fair value of stock options granted under the DRL 2002 Plan, DRL 2007 Plan and the DRL 2018 Plan has been measured using the Black–Scholes-Merton model at the date of the grant.

The Black-Scholes-Merton model includes assumptions regarding dividend yields, expected volatility, expected terms and risk free interest rates. In respect of par value options granted, the expected term of an option (or “option life”) is estimated based on the vesting term and contractual term, as well as the expected exercise behavior of the employees receiving the option. In respect of fair market value options granted, the option life is estimated based on the simplified method. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Dividend yield of the options is based on recent dividend activity. Risk-free interest rates are based on the government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside of the Company’s control.

As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in future periods, stock based compensation expense could be materially impacted in future years.

The estimated fair value of stock options is recognized in the consolidated income statement on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in substance, multiple awards.

The weighted average inputs used in computing the fair value of options granted were as follows:

	January 24, 2023
Expected volatility		27.73%
Exercise price	Rs.	4,338.00
Option life		5.0 Years
Risk-free interest rate		7.21%
Expected dividends		0.71%
Grant date share price	Rs.	4,253.00

	October 27, 2022		October 27, 2022
Expected volatility		26.38%		28.13%
Exercise price	Rs.	5.00	Rs.	4,443.00
Option life		2.75 Years		5.0 Years
Risk-free interest rate		7.09%		7.35%
Expected dividends		0.67%		0.67%
Grant date share price	Rs.	4,491.00	Rs.	4,491.00

	July 27, 2022		July 27, 2022
Expected volatility		28.41%		27.65%
Exercise price	Rs.	4,212.00	Rs.	5.00
Option life		5.0 Years		6.0 Years
Risk-free interest rate		7.13%		6.81%
Expected dividends		0.70%		0.70%
Grant date share price	Rs.	4,260.00	Rs.	4,260.00

	May 19, 2022		May 19, 2022		May 19, 2022
Expected volatility		28.27%		28.28%		28.32%
Exercise price	Rs.	3,906.00	Rs.	3,906.00	Rs.	3,906.00
Option life		5.5 Years		4.5 Years		5.0 Years
Risk-free interest rate		7.24%		7.13%		7.17%
Expected dividends		0.76%		0.76%		0.76%
Grant date share price	Rs.	3,929.00	Rs.	3,929.00	Rs.	3,929.00

	October 28, 2021		October 28, 2021		October 28, 2021
Expected volatility		29.20%		28.53%		29.04%
Exercise price	Rs.	4,663.00	Rs.	5.00	Rs.	5.00
Option life		5.0 Years		2.5 Years		5.0 Years
Risk-free interest rate		5.94%		4.86%		5.99%
Expected dividends		0.55%		0.55%		0.54%
Grant date share price	Rs.	4,570.00	Rs.	4,570.00	Rs.	4,570.00

	May 13, 2021		May 13, 2021
Expected volatility		29.38%		30.02%
Exercise price	Rs.	5,301.00	Rs.	5.00
Option life		5.0 Years		2.5 Years
Risk-free interest rate		5.70%		4.64%
Expected dividends		0.47%		0.47%
Grant date share price	Rs.	5,301.00	Rs.	5,301.00

Share-based payment expense

	For the Year Ended March 31,
	2023		2022		2021
Equity settled share-based payment expense (1)	Rs.	397	Rs.	592	Rs.	584
Cash settled share-based payment expense (2)		247		148		157
	Rs.	644	Rs.	740	Rs.	741

(1)
As of March 31, 2023 and 2022, there was Rs.516 and Rs.701, respectively, of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of 1.87 years and 1.93 years, respectively.

(2)
Certain of the Company’s employees are eligible to receive share based payment awards that are settled in cash. These awards vest only upon satisfaction of certain service conditions which range from 1 to 4 years. These awards entitle the employees to a cash payment on the vesting date. The amount of the cash payment is determined based on the share price of the Company at the time of vesting. As of March 31, 2023 and 2022, there was Rs.222 and Rs.101, respectively, of total unrecognized compensation cost related to unvested awards. This cost is expected to be recognized over a weighted-average period of 1.99 years and 1.82 years, respectively. This scheme does not involve dealing in or subscribing to or purchasing securities of the Company, directly or indirectly.